Related Parties - Summary of Directors and Executive Board Management Compensation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 2	$ 2	$ 2
Share-based payments		3	3
Total Compensation	2	5	5
Executive Board of Management [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	27	28	18
Post-employment benefits		1
Share-based payments	24	68	64
Total Compensation	$ 52	$ 97	$ 82